Interests in Structured Entities - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of unconsolidated structured entities [Line Items]
Investment in startup capital of mutual funds	$ 1,319	$ 1,296
Retail mutual fund assets under management	277,365	258,273
Hancock Victoria Plantations Holdings PTY Limited [Member]
Disclosure of unconsolidated structured entities [Line Items]
Consolidated timber assets	$ 1,236	$ 1,264